FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-01700
                                    ---------

                    FRANKLIN GOLD AND PRECIOUS METALS FUND
                    --------------------------------------
              (Exact name of registrant as specified in charter)

                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                ----------------------------------------------
             (Address of principal executive offices) (Zip code)

         CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         -------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  7/31
                          ----

Date of reporting period: 4/30/06
                          -------



Item 1. Schedule of Investments.


Franklin Gold and Precious Metals Fund

QUARTERLY STATEMENT OF INVESTMENTS
APRIL 30, 2006

--------------------------------------------------------------------------------

CONTENTS

Statement of Investments ...................................................   3

Notes to Statement of Investments ..........................................   6

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series


                                          Quarterly Statement of Investments | 1

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Franklin Gold and Precious Metals Fund

STATEMENT OF INVESTMENTS, APRIL 30, 2006 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                     COUNTRY       SHARES/WARRANTS        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS, WARRANTS AND MUTUAL FUNDS 96.0%
    GOLD AND DIVERSIFIED RESOURCES 8.2%
    Anglo American PLC ........................................................   South Africa           256,100     $   10,907,402
    Anglo American PLC, ADR ...................................................   South Africa           570,958         12,304,145
    Freeport-McMoRan Copper & Gold Inc., B ....................................   United States          699,211         45,155,046
  a Mvelaphanda Resources Ltd. ................................................   South Africa         2,250,000         13,097,713
    Oxiana Ltd. ...............................................................     Australia          8,882,655         23,012,717
                                                                                                                     --------------
                                                                                                                        104,477,023
                                                                                                                     --------------
    GOLD EXPLORATION AND DEVELOPMENT 9.8%
a,b Aurizon Mines Ltd., 144A ..................................................      Canada            1,800,000          4,444,643
  a Ballarat Goldfields NL ....................................................     Australia         11,000,000          3,426,473
  a Banro Corp. ...............................................................      Canada              350,000          4,227,242
  a Bendigo Mining Ltd. .......................................................     Australia          9,600,000         17,067,025
 a European Minerals Corp. ....................................................      Canada              550,000            585,551
a,b European Minerals Corp., 144A .............................................      Canada           10,600,000         11,285,171
a,b European Minerals Corp., wts., 144A, 4/11/10 ..............................      Canada            5,300,000          2,276,001
  a Gammon Lake Resources Inc. ................................................      Canada            1,364,500         21,021,418
a,b GBS Gold International Inc., 144A .........................................      Canada            2,000,000          4,312,234
  a Golden Star Resources Ltd. ................................................      Canada              750,000          2,549,765
  a Ivanhoe Mines Ltd. ........................................................      Canada              710,000          6,923,731
a,b Ivanhoe Mines Ltd., 144A ..................................................      Canada              918,600          8,957,942
a,b Jinshan Gold Mines Inc., 144A .............................................      Canada            3,730,000          4,671,885
a,c Jinshan Gold Mines Inc., wts., 6/06/07 ....................................      Canada            1,865,000          1,167,971
  a Metallica Resources Inc. ..................................................      Canada              500,000          1,740,103
a,b Metallica Resources Inc., 144A ............................................      Canada              988,998          3,441,917
  a Metallica Resources Inc., wts., 12/11/08 ..................................      Canada              494,499            628,216
  a Miramar Mining Corp. ......................................................      Canada            1,330,000          4,973,742
  a Nevsun Resources Ltd. .....................................................      Canada              877,000          3,350,293
  a NovaGold Resources Inc. ...................................................      Canada              400,000          6,400,000
  a Pan Australian Resources Ltd. .............................................     Australia         12,000,000          3,190,950
a,b Pan Australian Resources Ltd., 144A .......................................     Australia          5,000,000          1,329,563
  a Shore Gold Inc. ...........................................................      Canada              375,000          2,147,171
  a Sino Gold Ltd. ............................................................     Australia          1,100,000          4,345,770
                                                                                                                     --------------
                                                                                                                        124,464,777
                                                                                                                     --------------
    LONG LIFE GOLD MINES 54.4%
    Agnico-Eagle Mines Ltd. ...................................................      Canada            1,050,000         38,703,000
  a Alamos Gold Inc. ..........................................................      Canada              696,400          6,573,044
a,b Alamos Gold Inc., 144A ....................................................      Canada              400,000          3,775,442
    AngloGold Ashanti Ltd. ....................................................   South Africa            62,530          3,390,504
    AngloGold Ashanti Ltd., ADR ...............................................   South Africa         1,221,327         66,782,160
    Barrick Gold Corp. ........................................................      Canada            3,506,283        106,871,506
a,b Centerra Gold Inc., 144A ..................................................      Canada              461,600         19,492,302
    Compania de Minas Buenaventura SA .........................................       Peru               100,593          2,952,351
    Compania de Minas Buenaventura SA, ADR ....................................       Peru             1,188,986         36,133,285
  a Glamis Gold Ltd. ..........................................................      Canada            1,398,500         54,891,125
    Gold Fields Ltd. ..........................................................   South Africa           604,999         15,220,316
    Gold Fields Ltd., ADR .....................................................   South Africa           854,528         21,713,556
    Goldcorp Inc. .............................................................      Canada            1,062,500         37,309,886
    Goldcorp Inc. (USD Traded) ................................................      Canada              287,500         10,097,000


                                          Quarterly Statement of Investments | 3

Franklin Gold and Precious Metals Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                     COUNTRY       SHARES/WARRANTS        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS, WARRANTS AND MUTUAL FUNDS (CONTINUED)
    LONG LIFE GOLD MINES (CONTINUED)
  a Goldcorp Inc., wts., 5/30/07 ..............................................       Canada             912,500     $    6,775,889
  a Harmony Gold Mining Co. Ltd. ..............................................    South Africa        1,343,000         22,113,430
  a Harmony Gold Mining Co. Ltd., ADR .........................................    South Africa          300,000          5,040,000
  a Highland Gold Mining Ltd. .................................................   United Kingdom         524,000          2,747,856
  a Lihir Gold Ltd. ...........................................................  Papua New Guinea      8,566,841         20,632,445
a,b Lihir Gold Ltd., ADR, 144A ................................................  Papua New Guinea         50,000          2,512,000
  a Meridian Gold Inc. ........................................................   United States        1,156,500         37,586,250
  a Meridian Gold Inc. (CAD Traded) ...........................................   United States          513,760         16,726,215
    Newcrest Mining Ltd. ......................................................     Australia          3,530,828         61,162,064
    Newmont Mining Corp. ......................................................   United States          720,714         42,060,869
  a Randgold Resources Ltd., ADR ..............................................   United Kingdom       2,027,600         49,351,784
  a Western Areas Ltd. ........................................................    South Africa          522,691          3,738,164
  a Western Areas Ltd., ADR ...................................................    South Africa           26,430            189,021
                                                                                                                     --------------
                                                                                                                        694,541,464
                                                                                                                     --------------
    MEDIUM LIFE GOLD MINES 10.8%
  a Cambior Inc. ..............................................................       Canada           2,130,000          8,537,150
  a Eldorado Gold Corp. .......................................................       Canada           2,145,000         11,207,157
    IAMGOLD Corp. .............................................................       Canada             387,400          3,673,845
    Kingsgate Consolidated Ltd. ...............................................     Australia          1,855,148          8,231,181
  a Kinross Gold Corp. ........................................................       Canada           3,513,012         42,901,019
  a Northgate Minerals Corp. ..................................................       Canada           1,150,000          4,547,528
  a Queenstake Resources Ltd. .................................................       Canada           7,500,000          3,153,657
  a Rio Narcea Gold Mines Ltd. ................................................       Canada           2,000,000          4,169,090
  a SEMAFO Inc. ...............................................................       Canada           3,000,000          7,702,975
a,c SEMAFO Inc., wts., 144A, 12/18/06 .........................................       Canada           1,225,000          1,651,599
  a Yamana Gold Inc. ..........................................................       Canada           3,830,940         42,259,441
                                                                                                                     --------------
                                                                                                                        138,034,642
                                                                                                                     --------------
    MUTUAL FUNDS 0.9%
    Central Fund of Canada Ltd., A ............................................       Canada           1,255,000         11,433,050
                                                                                                                     --------------
    PLATINUM & PALLADIUM 11.9%
    Anglo Platinum Ltd. .......................................................    South Africa           40,000          3,865,347
    Anglo Platinum Ltd., ADR ..................................................    South Africa          571,138         55,191,167
    Impala Platinum Holdings Ltd. .............................................    South Africa          248,000         47,022,037
    Impala Platinum Holdings Ltd., ADR ........................................    South Africa          771,200         36,555,842
    Lonmin PLC ................................................................   United Kingdom         100,000          4,979,520
  a Stillwater Mining Co. .....................................................   United States          253,246          4,297,585
                                                                                                                     --------------
                                                                                                                        151,911,498
                                                                                                                     --------------
    TOTAL COMMON STOCKS, WARRANTS AND MUTUAL FUNDS
      (COST $518,500,124) .....................................................                                       1,224,862,454
                                                                                                                     ==============


4 | Quarterly Statement of Investments

Franklin Gold and Precious Metals Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                     COUNTRY            SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------------------
    SHORT TERM INVESTMENTS (COST $47,650,026) 3.7%
    MONEY MARKET FUND 3.7%
  d Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.50% ......   United States       47,650,026     $   47,650,026
                                                                                                                     --------------
    TOTAL INVESTMENTS (COST $566,150,150) 99.7% ...............................                                       1,272,512,480
    OTHER ASSETS, LESS LIABILITIES 0.3% .......................................                                           4,234,932
                                                                                                                     --------------
    NET ASSETS 100.0% .........................................................                                      $1,276,747,412
                                                                                                                     ==============

CURRENCY ABBREVIATIONS

CAD - Canadian Dollar
USD - United States Dollar

SELECTED PORTFOLIO ABBREVIATION

ADR - American Depository Receipt

a Non-income producing.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At April 30, 2006, the aggregate value of these securities was $66,499,100, representing 5.21% of net assets.

c See Note 2 regarding restricted securities.

d The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


 Quarterly Statement of Investments | See Notes to Statement of Investments. | 5

Franklin Gold and Precious Metals Fund

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Gold and Precious Metals Fund (the Fund) is registered under the Investment Company Act of 1940 as a non-diversified, open-end investment company.

1. INCOME TAXES

At April 30, 2006, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ............................................   $571,634,135
                                                                   ============

Unrealized appreciation ........................................   $701,697,030
Unrealized depreciation ........................................       (818,685)
                                                                   ------------
Net unrealized appreciation (depreciation) .....................   $700,878,345
                                                                   ============

2. RESTRICTED SECURITIES

At April 30, 2006, the Fund held investments in restricted securities, valued in accordance with procedures approved by the Fund's Board of Trustees as reflecting fair value, as follows:

--------------------------------------------------------------------------------------------------------------
    SHARES/                                                         ACQUISITION
   WARRANTS      ISSUER                                                 DATE           COST            VALUE
--------------------------------------------------------------------------------------------------------------
  1,865,000      a Jinshan Gold Mines Inc., wts., 6/06/07 .....       12/14/05       $     --       $1,167,971
                                                                                     --------
  1,225,000      b SEMAFO Inc., wts., 144A, 12/18/06 ..........       12/18/03         21,630        1,651,599
                                                                                                    ----------
                     TOTAL RESTRICTED SECURITIES (0.22% of Net Assets)                              $2,819,570
                                                                                                    ==========

a The Fund also invests in unrestricted securities of the issuer, valued at $4,671,885 as of April 30, 2006.

b The Fund also invests in unrestricted securities of the issuer, valued at $7,702,975 as of April 30, 2006.

3. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

Investments in "affiliated companies" for the Fund at April 30, 2006, were as shown below.

------------------------------------------------------------------------------------------------------------------------------------
                                 NUMBER OF SHARES                          NUMBER OF SHARES  VALUE AT
                                 HELD AT BEGINNING    GROSS      GROSS        HELD AT END     END OF    INVESTMENT  REALIZED CAPITAL
NAME OF ISSUER                       OF PERIOD      ADDITIONS  REDUCTIONS      OF PERIOD      PERIOD      INCOME       GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
NON-CONTROLLED AFFILIATES
European Minerals Corp. ........       550,000          --         --             550,000    $   -- a     $   --        $   --
European Minerals Corp.,
  144A .........................    10,600,000          --         --          10,600,000        -- a         --            --
European Minerals Corp., wts.,
  144A, 4/11/10 ................     5,300,000          --         --           5,300,000        -- a         --            --
                                                                                             ---------------------------------------
           TOTAL NON-CONTROLLED AFFILIATED SECURITIES (0.00% of Net Assets)                  $   --       $   --        $   --
                                                                                             =======================================

a As of April 30, 2006, no longer an affiliate.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


6 | Quarterly Statement of Investments


Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN GOLD AND PRECIOUS METALS FUND

By /s/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    June 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    June 28, 2006


By /s/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date    June 28, 2006













                        Exhibit A

I, Jimmy D. Gambill, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN GOLD & PRECIOUS METALS FUND;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

June 28, 2006


/s/JIMMY D. GAMBILL
Chief Executive Officer - Finance and Administration






I, Galen G. Vetter, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN GOLD & PRECIOUS METALS FUND;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

June 28, 2006


/s/GALEN G. VETTER
Chief Financial Officer